RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of right of use assets

Leased properties HK$’000

COST
At April 1, 2024	2,919
Write-off	(2,919)

At March 31, 2025 and 2026	-

ACCUMULATED DEPRECIATION
At April 1, 2024	2,189
Provided for the year	730
Write-off	(2,919)

At March 31, 2025 and 2026	-

CARRYING VALUES
At March 31, 2026	-

At March 31, 2025	-